Income Taxes (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 18, 2014	Jul. 31, 2011	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
U.S. federal and state net operating loss			$ 41,100,000	$ 32,300,000
Net operating loss, expiration date			Dec. 31, 2023
Change in valuation allowance			$ 8,387,000	4,993,000
Net operating loss of annual limitation		$ 331,000
Air Patrol Corporation [Member]
Income Taxes (Textual)
U.S. federal and state net operating loss	$ 17,200,000
Net operating loss of annual limitation	$ 978,000
Percentage of acquired outstanding capital stock	100.00%
Saudi Arabian [Member]
Income Taxes (Textual)
Net operating loss carryovers			$ 1,233,000	1,199,000
Percentage of taxable income that can be offset by Saudi Arabian's NOL's			25.00%
Canadian [Member]
Income Taxes (Textual)
Net operating loss, expiration date			Dec. 31, 2026
Net operating loss carryovers			$ 7,405,000	$ 3,924,000